INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Examination, Description	Income of the Israeli company is taxable at enacted tax rate of 23%.
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 904,755
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards	9,246,178	$ 15,442,691
Income (Loss) from Continuing Operations before Income Taxes, Domestic	770,787
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 18,792,218